Organization and Basis of Presentation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Nov. 03, 2022	Feb. 21, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Jan. 02, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Net Loss				$ 27,000		$ 70,700
Net cash flows used in operating activities				19,000		23,500
Cash				3,100		2,700
Accumulated deficit				245,600		218,600
Proceeds from debt	$ 9,000			9,000
Operating Lease, Right-of-Use Asset				645		798	$ 1,100
Operating Lease, Liability, Current				355		344	$ 1,200
Operating Lease, Liability, Noncurrent				$ 378		$ 558
Research and development costs			$ 1,600		$ 2,400
Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued		8,300,000
Share price		$ 1.56
Value of shares issued		$ 13,000
Voting rights		Each unit consists of (i) one share of Class A common stock, (ii) 0.65 Series A warrants to purchase 0.65 shares of Class A common stock and (iii) 0.75 Series B warrants to purchase 0.75 shares of Class A common stock, each such warrant being exercisable from time to time for one share of Class A common stock at an exercise price of $1.56.